Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 12, 2024	Dec. 31, 2023	Dec. 31, 2022	May 16, 2022
Teucrium 2x Daily Corn ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Teucrium 2x Daily Corn ETF NAV
Account Value	$ 10,689	$ 10,000
Teucrium 2x Daily Wheat ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Teucrium 2x Daily Wheat ETF NAV
Account Value	$ 9,749	10,000
Teucrium Agricultural Strategy No K-1 ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Teucrium Agricultural Strategy No K-1 ETF NAV
Account Value	$ 7,280		$ 8,481	$ 8,865	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 9,726	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 9,726	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 15,292		12,232	9,686	10,000
Bloomberg Commodity Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Account Value	$ 8,524		$ 8,088	$ 8,783	$ 10,000